SCHEDULE OF GEOGRAPHIC LOCATIONS (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Operating Loss Carryforwards [Line Items]
Total income (loss) before income taxes	$ (608,912)	$ (4,729,852)	$ (483,812)	$ (3,460,458)
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Total income (loss) before income taxes	(454,540)	(3,530,735)	195,245	(1,406,918)
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Total income (loss) before income taxes	$ (154,372)	$ (1,199,117)	$ (679,057)	$ (2,053,540)